Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 211,717,197.80
Total Fee Amount	29,238.15
Total Offset Amount	0.00
Net Fee	$ 29,238.15
Offering Table N/A
Offset Table N/A	N/A